UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund:  BlackRock Multi-Sector Income Trust (BIT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2013-1A, Class D, 3.83%, 4/20/25 (a)(b)(c)	USD	2,500	$2,406,250
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.46%, 2/25/36 (a)		6,775	5,961,648
Adirondack Park CLO Ltd., Series 2013-1A (a)(b):
Class D, 3.88%, 4/15/24 (c)		3,250	3,140,160
Class E, 4.88%, 4/15/24		2,000	1,835,000
ALM Loan Funding, Series 2013-7RA (a)(b):
Class C, 3.68%, 4/24/24 (c)		4,000	3,823,312
Class D, 5.23%, 4/24/24		1,000	950,606
ALM V Ltd., Series 2012-5A, Class C, 4.72%, 2/13/23 (a)(b)(c)		4,000	4,003,968
ALM XIV Ltd., Series 2014-14A, Class C, 3.68%, 7/28/26 (a)(b)		3,610	3,430,944
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 3.97%, 5/10/25 (a)(b)(c)		1,000	974,680
Apidos CLO XII, Series 2013-12A, Class D, 3.28%, 4/15/25 (a)(b)(c)		1,000	932,504
Atrium X, Series 10A (a)(b):
Class D, 3.73%, 7/16/25 (c)		1,000	959,965
Class E, 4.73%, 7/16/25		2,000	1,791,662
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (a)(b)(c)		1,750	1,656,426
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)(c)		2,750	2,785,486
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.28%, 4/17/25 (a)(b)(c)		1,250	1,155,659
C-BASS Trust, Series 2006-CB7, Class A4, 0.31%, 10/25/36 (a)		10,301	6,862,047
Carlyle Global Market Strategies CLO Ltd., Class D (a)(b)(c):
Series 2012-4A, 4.73%, 1/20/25		2,350	2,358,303
Series 2013-2A, 3.98%, 4/18/25		1,250	1,214,377
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, 0.28%, 10/25/36		7,397	4,382,056
Class A5, 0.24%, 10/25/36		7,844	4,623,468
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (a)(b)(c)		2,250	2,217,852
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.48%, 8/14/24 (c)		2,000	2,000,790
Asset-Backed Securities	Par (000)		Value
CIFC Funding Ltd. (a)(b) (concluded):
Series 2012-1AR, Class B1R, 4.39%, 8/14/24 (d)	USD	2,000	$1,983,538
Series 2013-2A, Class B1L, 3.83%, 4/21/25 (c)		1,000	956,777
Series 2014-3A, Class D, 3.55%, 7/22/26		480	451,022
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 0.64%, 9/25/35 (a)		4,800	4,432,982
Countrywide Asset-Backed Certificates (a):
Series 2006-BC5, Class 2A3, 0.33%, 3/25/37		5,755	4,957,947
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		2,124	2,044,573
ECP CLO Ltd., Series 2013-5A, Class C, 3.73%, 1/20/25 (a)(b)(c)		2,500	2,376,820
Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.32%, 11/25/36 (a)		13,480	7,938,946
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.73%, 10/25/24 (a)(b)(c)		1,375	1,369,087
Fremont Home Loan Trust, Class 2A3 (a):
Series 2006-A, 0.32%, 5/25/36		28,086	14,815,304
Series 2006-D, 0.31%, 11/25/36		25,934	13,298,156
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.53%, 4/25/25 (a)(b)		1,250	1,187,770
GSAMP Trust (a):
Series 2005-AHL2, Class A2C, 0.40%, 12/25/35		6,648	6,034,688
Series 2006-FM2, Class A2C, 0.31%, 9/25/36		13,168	6,111,061
Series 2007-FM2, Class A2B, 0.25%, 1/25/37		9,610	5,713,456
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)(c)		2,000	1,894,378
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.33%, 4/25/37 (a)		15,940	10,686,096
ING IM CLO Ltd., Series 2013-2A, Class C, 3.73%, 4/25/25 (a)(b)(c)		1,000	955,014

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.22%, 11/05/24 (a)(b)(c)	USD	2,550		$2,514,838
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (a)(b)		1,335		1,255,836
Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 2/25/37 (a)		10,572		9,772,836
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.48%, 1/20/25 (a)(b)(c)		1,000		999,975
Madison Park Funding Ltd., Series 2012-8X, Class E, 5.58%, 4/22/22 (a)		3,000		2,924,418
Mastr Asset-Backed Securities Trust (a):
Series 2006-HE2, Class A3, 0.31%, 6/25/36		13,516		7,490,414
Series 2006-WMC2, Class A5, 0.41%, 4/25/36		9,851		4,482,916
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.31%, 11/25/36 (a)		16,600		9,430,628
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.53%, 4/12/24 (a)(b)(c)		750		698,990
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 1/15/24 (a)(b)(c)		1,000		987,519
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (a)(b)(c)		2,250		2,133,668
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.23%, 11/20/23 (a)(b)(c)		3,000		2,991,699
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)(c)		1,250		1,160,884
OZLM Funding Ltd., Series 2012-2A, Class C, 4.58%, 10/30/23 (a)(b)(c)		2,000		2,005,552
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.23%, 12/15/22 (a)(b)		1,500		1,499,898
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (e)		4,889		3,165,205
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.56%, 9/25/47 (a)		5,000		3,243,895
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (b)		—	(f)	3,707,466
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, 3.73%, 7/15/25 (c)		1,250		1,196,650

Asset-Backed Securities	Par (000)		Value
Tyron Park CLO Ltd., Series 2013-1A (a)(b) (concluded):
Class D, 4.63%, 7/15/25	USD	1,000	$894,299
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.40%, 5/25/47 (a)		11,451	7,561,130
Total Asset-Backed Securities — 27.9%			216,793,494

Corporate Bonds
Airlines — 5.4%
Air Canada Pass-Through Trust, Series 2013-1 (b)(c):
Class B, 5.38%, 11/15/22		3,269	3,359,305
Class C, 6.63%, 5/15/18		761	796,425
American Airlines Pass-Through Trust (c):
6.00%, 1/15/17 (b)		2,800	2,933,000
6.13%, 7/15/18		1,500	1,582,500
5.60%, 7/15/20		2,777	2,916,196
4.95%, 7/15/24		3,942	4,257,372
Continental Airlines Pass-Through Trust (c):
Series 2003-ERJ1, 7.88%, 1/02/20		6,828	7,357,178
Series 2007-1, Class B, 6.90%, 10/19/23		3,492	3,799,868
Series 2012-1, Class B, 6.25%, 10/11/21		517	558,060
Series 2012-3, Class C, 6.13%, 4/29/18		678	725,460
Delta Air Lines Pass-Through Trust, Class B (c):
Series 2007-1, 8.02%, 2/10/24		2,464	2,878,198
Series 2012-1, 6.88%, 5/07/19 (b)		4,485	4,978,503
United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 3/03/24 (d)		2,750	2,746,563
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23 (c)		3,100	3,216,250

			42,104,878
Auto Components — 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc. (c):
8.00%, 6/15/19		1,212	1,290,780
8.25%, 6/15/21		1,300	1,430,000
Dana Holding Corp., 6.75%, 2/15/21 (c)		1,257	1,329,278

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c):
3.50%, 3/15/17	USD	170	$169,150
4.88%, 3/15/19		2,898	2,912,490
6.00%, 8/01/20		2,174	2,266,395
5.88%, 2/01/22		1,334	1,359,846
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(c)		1,045	1,060,675

			11,818,614
Automobiles — 0.7%
General Motors Co. (c):
3.50%, 10/02/18		2,669	2,682,345
6.25%, 10/02/43		2,194	2,484,705

			5,167,050
Banks — 2.5%
CIT Group, Inc., 5.25%, 3/15/18 (c)		9,558	10,083,690
Fifth Third Bancorp, 5.10% (a)(c)(g)		5,000	4,757,500
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)		5,000	4,318,750

			19,159,940
Building Products — 0.7%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)(c)		375	375,938
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(c)		1,100	1,149,500
Building Materials Corp. of America, 6.75%, 5/01/21 (b)(c)		3,125	3,332,031
Cemex SAB de CV, 5.88%, 3/25/19 (b)(c)		200	203,500
USG Corp., 9.75%, 1/15/18 (c)		572	670,670

			5,731,639
Capital Markets — 0.8%
AE-Rotor Holding BV, 4.97%, 3/28/18 (c)		2,500	2,564,265
American Capital Ltd., 6.50%, 9/15/18 (b)(c)		700	736,750
Credit Suisse Group AG, 7.50% (a)(b)(c)(g):		2,851	3,128,972

			6,429,987
Chemicals — 0.7%
Celanese US Holdings LLC, 6.63%, 10/15/18 (c)		1,555	1,617,200

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (c)	USD	246	$269,370
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (c)		3,392	3,527,680

			5,414,250
Commercial Services & Supplies — 1.8%
ARAMARK Corp., 5.75%, 3/15/20 (c)		672	692,160
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(c)		5,000	5,630,785
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)(c)		406	418,180
United Rentals North America, Inc. (c):
8.25%, 2/01/21		4,204	4,587,615
7.63%, 4/15/22		2,440	2,690,100

			14,018,840
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (b)(c)		942	1,045,620
Avaya, Inc., 7.00%, 4/01/19 (b)(c)		691	675,452
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (c)		5,000	5,675,000

			7,396,072
Construction & Engineering — 0.3%
Alam Synergy Property Ltd., 6.95%, 3/27/20 (c)		2,000	1,985,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)(c)		183	190,320
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(c)		290	303,775

			2,479,095
Construction Materials — 1.6%
HD Supply, Inc. (c):
8.13%, 4/15/19		2,292	2,475,360
11.00%, 4/15/20		2,900	3,335,000
7.50%, 7/15/20		6,388	6,819,190

			12,629,550
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (c)		652	688,675
Diversified Consumer Services — 0.3%
APX Group, Inc. (c):
6.38%, 12/01/19		289	289,000
8.75%, 12/01/20		1,428	1,392,300

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Consumer Services (concluded)
Laureate Education, Inc., 9.25%, 9/01/19 (b)(c)	USD	624	$624,000

			2,305,300
Diversified Financial Services — 4.4%
Aircastle Ltd., 6.25%, 12/01/19 (c)		624	669,240
Ally Financial, Inc., 8.00%, 11/01/31 (c)		9,315	11,620,462
Bank of America Corp., Series V, 5.13% (a)(c)(g)		7,965	7,819,519
DPL, Inc., 6.50%, 10/15/16 (c)		638	676,280
General Motors Financial Co., Inc. (c):
3.25%, 5/15/18		235	234,706
4.25%, 5/15/23		326	320,703
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)		2,290	2,265,449
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(c)		845	885,138
Reynolds Group Issuer, Inc. (c):
9.88%, 8/15/19		3,278	3,532,045
5.75%, 10/15/20		4,941	5,039,820
8.25%, 2/15/21		1,124	1,191,440

			34,254,802
Diversified Telecommunication Services — 3.8%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (c)		834	869,445
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)(c)		662	681,860
Consolidated Communications Finance Co., 10.88%, 6/01/20 (c)		1,264	1,466,240
Level 3 Communications, Inc., 8.88%, 6/01/19 (c)		1,234	1,332,720
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)		7,722	8,223,930
Verizon Communications, Inc., 6.55%, 9/15/43 (c)		12,500	15,698,137
Windstream Corp. (c):
7.75%, 10/15/20		450	481,500

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Windstream Corp. (c) (concluded):
6.38%, 8/01/23	USD	555	$548,063

			29,301,895
Electric Utilities — 1.7%
Electricite de France SA, 5.25% (a)(b)(c)(g)		7,500	7,620,975
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20 (c)		5,000	5,187,500

			12,808,475
Energy Equipment & Services — 1.6%
CGG SA, 6.50%, 6/01/21 (c)		2,564	2,435,800
MEG Energy Corp., 6.50%, 3/15/21 (b)(c)		1,586	1,629,615
Peabody Energy Corp. (c):
6.00%, 11/15/18		176	175,560
6.25%, 11/15/21		1,625	1,539,687
Transocean, Inc., 7.35%, 12/15/41 (c)		5,000	6,248,535

			12,029,197
Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21 (c)		506	526,240
Food Products — 0.2%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,200	1,269,096
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)(c)		307	322,350

			1,591,446
Health Care Equipment & Supplies — 1.2%
Biomet, Inc. (c):
6.50%, 8/01/20		5,795	6,250,777
6.50%, 10/01/20		2,904	3,086,139

			9,336,916
Health Care Providers & Services — 3.3%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (b)(c)		548	560,330
HCA, Inc. (c):
6.50%, 2/15/20		10,643	11,560,959
5.88%, 3/15/22		124	132,060
4.75%, 5/01/23		161	158,988
Hologic, Inc., 6.25%, 8/01/20 (c)		3,216	3,352,680
Tenet Healthcare Corp. (c):
6.25%, 11/01/18		6,087	6,589,177
6.00%, 10/01/20		1,150	1,201,750

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (c) (concluded):
8.13%, 4/01/22	USD	2,137	$2,388,097

			25,944,041
Home Building — 0.1%
Weyerhaeuser Real Estate Co. (b)(c):
4.38%, 6/15/19		415	408,775
5.88%, 6/15/24		280	284,200

			692,975
Hotels, Restaurants & Leisure — 3.5%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20 (c)		2,078	1,722,441
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (b)(c)		2,773	2,842,325
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	3,320	6,054,463
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		2,760	4,904,341
Series M, 7.40%, 3/28/24		6,400	11,059,036
Wynn Macau Ltd., 5.25%, 10/15/21 (b)(c)	USD	765	765,000

			27,347,606
Household Durables — 0.3%
Standard Pacific Corp., 8.38%, 1/15/21 (c)		2,000	2,315,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(c)		357	351,645

			2,666,645
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp. (b)(c):
6.00%, 1/15/22		254	267,970
5.88%, 1/15/24		240	250,200
NRG Energy, Inc., 7.63%, 1/15/18 (c)		2,735	3,035,850

			3,554,020
Insurance — 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)(c)		680	705,500
Genworth Holdings, Inc., 6.50%, 6/15/34 (c)		5,500	6,571,482

Corporate Bonds	Par (000)		Value
Insurance (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)(c)	USD	1,400	$1,505,000

			8,781,982
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20 (c)		144	145,080
VeriSign, Inc., 4.63%, 5/01/23 (c)		575	560,625

			705,705
IT Services — 2.2%
Ceridian Corp., 8.88%, 7/15/19 (b)(c)		2,007	2,217,735
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(c)		742	845,880
Epicor Software Corp., 8.63%, 5/01/19 (c)		425	452,625
First Data Corp. (b)(c):
7.38%, 6/15/19		5,071	5,324,550
6.75%, 11/01/20		3,111	3,282,105
SunGard Data Systems, Inc., 6.63%, 11/01/19 (c)		5,003	5,128,075

			17,250,970
Media — 6.4%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23 (c)		3,000	3,101,550
Cablevision Systems Corp., 5.88%, 9/15/22 (c)		700	689,500
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b)(c):
5.25%, 2/15/22		117	116,708
5.63%, 2/15/24		94	93,883
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23 (c)		7,029	6,782,985
Clear Channel Communications, Inc., 9.00%, 12/15/19 (c)		700	718,375
Clear Channel Worldwide Holdings, Inc. (c):
7.63%, 3/15/20		5,274	5,537,700
6.50%, 11/15/22		2,573	2,701,650
Columbus International, Inc., 7.38%, 3/30/21 (b)(c)		1,560	1,645,800
DISH DBS Corp. (c):
4.25%, 4/01/18		1,000	1,015,000
5.13%, 5/01/20		5,500	5,610,000
Gannett Co., Inc., 6.38%, 10/15/23 (b)(c)		1,400	1,477,000
Gray Television, Inc., 7.50%, 10/01/20 (c)		891	932,209

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(c)	USD	1,000	$990,000
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		1,250	1,318,750
5.50%, 8/01/23		1,271	1,220,160
Intelsat Luxembourg SA, 6.75%, 6/01/18 (c)		3,000	3,120,000
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)(c)		199	214,422
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)(c)		250	255,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)(c)		629	647,870
Radio One, Inc., 9.25%, 2/15/20 (b)(c)		685	724,387
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)(c)		630	670,950
Sirius XM Holdings, Inc., 4.25%, 5/15/20 (b)(c)		994	956,725
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)(c)		5,287	5,313,435
Univision Communications, Inc., 5.13%, 5/15/23 (b)(c)		2,093	2,150,557
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(c)		805	845,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(c)		980	1,063,300

			49,913,791
Metals & Mining — 1.5%
ArcelorMittal, 6.13%, 6/01/18 (c)		1,900	2,028,250
Commercial Metals Co., 4.88%, 5/15/23 (c)		984	947,100
Novelis, Inc., 8.75%, 12/15/20 (c)		7,164	7,737,120
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(c)		1,140	1,222,650

			11,935,120
Multiline Retail — 0.3%
Dollar General Corp., 4.13%, 7/15/17 (c)		643	683,221
The Neiman Marcus Group Ltd. (b)(c):
8.00%, 10/15/21		927	977,985
Corporate Bonds	Par (000)		Value
Multiline Retail (concluded)
The Neiman Marcus Group Ltd. (b)(c) (concluded):
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (h)	USD	963	$1,028,002

			2,689,208
Oil, Gas & Consumable Fuels — 1.9%
Antero Resources Finance Corp., 5.38%, 11/01/21 (c)		284	287,550
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)(c)		254	270,510
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (c)		99	102,960
Chesapeake Energy Corp., 5.75%, 3/15/23 (c)		1,145	1,222,287
Continental Resources, Inc., 4.50%, 4/15/23 (c)		283	301,486
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(c)		383	388,745
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)(c)		486	500,580
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (c)		334	343,185
MIE Holdings Corp., 6.88%, 2/06/18		2,000	2,060,000
Offshore Group Investment Ltd., 7.13%, 4/01/23 (c)		62	61,225
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		669	637,223
Pertamina Persero PT, 5.63%, 5/20/43 (b)(c)		2,000	1,892,500
Range Resources Corp. (c):
5.75%, 6/01/21		2,874	3,032,070
5.00%, 8/15/22		91	93,275
5.00%, 3/15/23		211	216,803
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (c)		297	282,893
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)(c)		218	233,260
Rosetta Resources, Inc., 5.63%, 5/01/21 (c)		286	288,145
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (b)(c)		752	791,480
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		703	764,512

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Whiting Petroleum Corp., 5.00%, 3/15/19 (c)	USD	878	$919,705

			14,690,394
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)(c)		385	402,325
Pharmaceuticals — 1.0%
Forest Laboratories, Inc. (b)(c):
4.38%, 2/01/19		585	626,535
5.00%, 12/15/21		718	781,902
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)(c)		1,094	1,098,103
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)(c)		308	321,860
Valeant Pharmaceuticals International, Inc. (b)(c):
6.75%, 8/15/18		1,807	1,888,315
6.75%, 8/15/21		1,276	1,327,040
5.63%, 12/01/21		1,182	1,176,090

			7,219,845
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%, 6/01/19 (c)		1,261	1,317,745
Real Estate Management & Development — 4.1%
Caifu Holdings Ltd., 8.75%, 1/24/20 (c)		3,000	3,029,880
Kaisa Group Holdings Ltd., 10.25%, 1/08/20 (c)		2,000	2,125,000
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,018,800
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(c)		4,360	4,459,844
Punch Taverns Finance B Ltd.:
7.37%, 6/30/22	GBP	3,107	5,475,940
Series A6, 5.94%, 12/30/24		6,346	10,713,948
Realogy Corp., 7.63%, 1/15/20 (b)	USD	454	489,185
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (c)		1,505	1,599,062
Sparkle Assets Ltd., 6.88%, 1/30/20		2,000	1,980,000

			31,891,659
Road & Rail — 0.5%
The Hertz Corp. (c):
4.25%, 4/01/18		400	404,000
Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
The Hertz Corp. (c) (concluded):
7.38%, 1/15/21	USD	3,075	$3,290,250

			3,694,250
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (b)(c)		1,065	1,054,350
Software — 0.7%
Infor US, Inc., 9.38%, 4/01/19 (c)		2,400	2,622,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(c)		1,605	1,621,050
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)(c)		1,220	1,317,600

			5,560,650
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20 (c)		623	671,283
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (c)		647	672,880

			1,344,163
Technology Hardware, Storage & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		1,000	1,075,000
Textiles, Apparel & Luxury Goods — 0.3%
Springs Industries, Inc., 6.25%, 6/01/21 (c)		1,434	1,430,415
The William Carter Co., 5.25%, 8/15/21 (b)(c)		604	628,160

			2,058,575
Thrifts & Mortgage Finance — 0.4%
National Savings Bank, 8.88%, 9/18/18 (c)		3,000	3,420,000
Trading Companies & Distributors — 0.6%
Doric Nimrod Air Alpha 2013-1 Pass-Through Trust, 5.25%, 5/30/25 (b)		2,871	3,050,390
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 5/30/21 (b)(c)		1,160	1,232,892

			4,283,282
Wireless Telecommunication Services — 3.5%
Crown Castle International Corp., 5.25%, 1/15/23 (c)		6,565	6,630,650
Digicel Ltd., 6.00%, 4/15/21 (b)(c)		5,000	5,087,500
Softbank Corp., 4.50%, 4/15/20 (b)(c)		1,500	1,503,750

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Communications, Inc., 9.00%, 11/15/18 (b)(c)	USD	8,131	$9,533,597
Sprint Corp., 7.88%, 9/15/23 (b)(c)		1,922	2,056,540
T-Mobile USA, Inc. (c):
6.63%, 4/28/21		820	861,000
6.73%, 4/28/22		945	989,888
6.84%, 4/28/23		610	646,600

			27,309,525
Total Corporate Bonds — 63.4%			491,996,687

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.2%
TransUnion, LLC, New Term Loan, 4.00%, 4/09/21		1,940	1,932,376
Airlines — 0.4%
Delta Air Lines, Inc., 2016 Term Loan B2, 2.40%, 4/18/16		2,955	2,954,173
Auto Components — 0.3%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,365	2,342,840
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		88	87,934
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		46	45,625
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.00%, 3/19/20		247	247,028

			380,587
Commercial Services & Supplies — 0.4%
ADS Waste Holdings, Inc., New Term Loan, 3.75%, 10/09/19		640	635,627
ARAMARK Corp., Term Loan E, 3.25%, 9/07/19		449	444,014
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.50%, 6/10/16		109	108,722
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19		1,938	1,925,792

			3,114,155
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		1,478	1,473,541
Floating Rate Loan Interests (a)	Par (000)		Value
Communications Equipment (concluded)
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	1,925	$1,909,302

			3,382,843
Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		2,492	2,488,300
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		596	590,289
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc., New Term Loan B, 3.75%, 1/30/20		493	490,653
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		494	388,917

			879,570
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20		2,275	2,265,991
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, New Term Loan, 3.25%, 4/29/20		296	292,130
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,624	1,623,015
Food Products — 0.2%
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		1,457	1,443,963
Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		739	739,444
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		474	471,336
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		1,826	1,825,569
Hilton Los Cabos, B-Note, 8.15%, 9/18/18		5,375	5,375,000
Hilton Orlando, Mezzanine A3, 6.41%, 8/01/16		7,250	7,250,000
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,503	2,486,415

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
MGM Resorts International, Term Loan A, 2.91%, 12/20/17	USD	1,231	$1,230,007

			18,166,991
Independent Power and Renewable Electricity Producers — 0.4%
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,722	2,726,436
Insurance — 0.3%
Sedgwick, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		2,000	1,959,640
IT Services — 0.5%
First Data Corp., New 2018 Extended Term Loan, 3.67%, 3/23/18		3,000	2,971,260
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		956	952,329
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		227	226,708

			4,150,297
Machinery — 0.3%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		943	926,694
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,197	1,190,825

			2,117,519
Media — 0.2%
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		75	74,079
Term Loan D, 6.91%, 1/30/19		675	661,496
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		494	490,475
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/07/20		700	693,756

			1,919,806
Metals & Mining — 0.2%
FMG Resources August 2006 Property Ltd., New Term Loan B, 3.75%, 6/30/19		1,318	1,310,077
Oil, Gas & Consumable Fuels — 0.2%
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		1,185	1,178,708
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		686	670,956
Floating Rate Loan Interests (a)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Power Buyer LLC (concluded):
Delayed Draw Term Loan, 4.25%, 5/06/20	USD	36	$35,645

			1,885,309
Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		741	737,311
Real Estate Investment Trusts (REITs) — 0.5%
BRE Select Holdings LP, Mezzanine Term Loan, 6.95%, 12/15/15		3,460	3,494,600
Real Estate Management & Development — 0.1%
Realogy Corp., New Term Loan B, 3.75%, 3/05/20		884	875,008
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/20		494	490,890
Specialty Retail — 0.1%
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		985	974,461
SRAM LLC, Term Loan B, 4.00%, 4/10/20		135	132,500

			1,106,961
Technology Hardware, Storage & Peripherals — 0.8%
Walton Portland Holdings VI, LLC, Mezzanine Term Loan, 6.90%, 7/06/16		6,250	6,250,000
Total Floating Rate Loan Interests — 9.3%			72,091,857

Foreign Agency Obligations
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	2,950	3,850,653
Iceland Government International Bond, 5.88%, 5/11/22 (c)	USD	3,415	3,764,392
Slovenia Government International Bond, 5.85%, 5/10/23 (b)(c)		766	854,090
Sri Lanka Government International Bond, 5.88%, 7/25/22 (c)		3,000	3,097,500
Total Foreign Agency Obligations — 1.5%			11,566,635

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 36.1%
Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.44%, 12/25/35 (a)(c)	USD	4,700	$4,251,232
Series 2005-9CB, Class 1A3, 0.61%, 5/25/35 (a)(c)		7,249	5,912,234
Series 2006-40T1, Class 2A5, 0.56%, 12/25/36 (a)		3,784	1,627,313
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		5,198	3,622,327
Series 2006-J7, Class 2A1, 2.18%, 11/20/36 (a)		12,097	7,975,938
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,075	2,445,583
Series 2006-OA10, Class 2A1, 0.35%, 8/25/46 (a)		10,127	7,693,991
Series 2006-OA14, Class 3A1, 0.97%, 11/25/46 (a)		16,934	12,706,963
Series 2006-OA16, Class A2, 0.35%, 10/25/46 (a)		12,175	10,646,667
Series 2006-OA18, Class A1, 0.28%, 12/25/46 (a)		7,215	6,299,796
Series 2006-OA22, Class A1, 0.32%, 2/25/47 (a)		6,171	5,441,108
Series 2006-OA6, Class 1A1A, 0.37%, 7/25/46 (a)		13,199	10,080,808
Series 2006-OA8, Class 1A1, 0.35%, 7/25/46 (a)		4,151	3,507,133
Series 2007-12T1, Class A22, 5.75%, 6/25/37		8,385	7,046,277
Series 2007-12T1, Class A5, 6.00%, 6/25/37		4,069	3,475,411
Series 2007-22, Class 2A16, 6.50%, 9/25/37		13,638	11,188,256
Series 2007-23CB, Class A1, 6.00%, 9/25/37		13,020	11,479,261
Series 2007-4CB, Class 1A3, 0.51%, 4/25/37 (a)		8,233	6,183,340
Series 2007-OA6, Class A1A, 0.30%, 6/25/37 (a)		12,710	11,298,027
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.04%, 11/25/46 (a)		7,323	4,089,802
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.35%, 5/25/47 (a)		5,148	3,720,642
Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.38%, 7/20/36 (a)		2,916	2,749,802
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.37%, 2/25/36 (a)	USD	5,049	$5,083,027
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.40%, 3/25/36 (a)		16,532	14,588,298
Series 2007-J2, Class 2A1, 0.81%, 7/25/37 (a)		8,080	5,694,969
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		4,497	3,796,233
Citigroup Mortgage Loan Trust:
Series 2005-9, Class 21A2, 5.50%, 11/25/35		6,983	6,495,245
Series 2006-AR7, Class 2A3A, 2.84%, 11/25/36 (a)		10,017	7,665,138
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.36%, 4/25/46 (a)		13,066	11,453,675
Credit Suisse First Boston Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (b)		4,012	3,508,157
Fannie Mae Connecticut Avenue Securities, Class 1M2 (a):
Series 2014-C02, 2.76%, 5/25/24		10,000	9,522,310
Series 2014-C03, 3.15%, 7/25/24		15,000	14,671,425
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.38%, 6/25/37 (a)		7,904	6,816,866
GSR Mortgage Loan Trust (a):
Series 2005-AR3, Class 5A1, 2.66%, 5/25/35		4,240	4,167,947
Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (c)		2,968	2,993,418
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)		5,000	4,870,703
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.42%, 5/26/37 (a)(b)		20,378	12,746,401
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (a)		10,424	5,694,601
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 0.76%, 8/25/36 (a)		9,051	4,157,984
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.39%, 2/25/36 (a)		4,557	3,731,271

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through Certificates, Class 1A (a):
Series 2006-AR19, 0.86%, 1/25/47	USD	3,502	$2,930,402
Series 2007-OA4, 0.89%, 5/25/47		6,959	6,178,713

			280,208,694
Commercial Mortgage-Backed Securities — 17.2%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.48%, 2/10/51 (a)(c)		5,000	5,415,535
Bank of America/Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.84%, 9/15/18 (a)(b)		7,500	7,500,000
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.32%, 11/15/44 (a)(c)		3,372	3,349,404
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (a)(b):
Class D, 2.90%, 6/15/31		3,000	3,001,755
Class E, 4.80%, 6/15/31		1,931	1,932,095
Commercial Mortgage Pass-Through Certificates (a)(b):
Series 2007-C9, Class G, 5.99%, 12/10/49 (c)		5,120	5,026,135
Series 2013-CR11, Class D, 5.34%, 10/10/46 (c)		2,000	1,973,476
Series 2013-FL3, Class MMHP, 3.75%, 10/13/28 (c)		4,000	4,066,664
Series 2013-LC13, Class D, 5.22%, 8/10/46 (c)		2,650	2,655,191
Series 2014-CR16, Class D, 5.07%, 4/10/47 (c)		2,000	1,927,510
Series 2014-KYO, Class F, 3.65%, 6/11/27		9,000	9,019,917
Series 2014-LC15, Class D, 5.11%, 4/10/47		3,000	2,888,316
Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (a)(c)		2,000	2,114,422
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37 (c)		2,000	1,973,572
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		6,000	6,030,600
GS Mortgage Securities Trust, Series 2006-GG6 (a)(c):
Class AJ, 5.75%, 4/10/38		5,000	5,188,100
Class C, 5.79%, 4/10/38		6,480	6,462,741
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)	USD	5,000	$5,122,105
JPMorgan Chase Commercial Mortgage Securities Trust (a):
Series 2007-CB20, Class AJ, 6.27%, 2/12/51 (c)		4,000	4,260,232
Series 2007-CB20, Class B, 6.38%, 2/12/51 (b)(c)		1,000	965,905
Series 2014-DSTY, Class E, 3.93%, 6/10/27 (b)		5,000	4,597,500
LB-UBS Commercial Mortgage Trust (c):
Series 2006-C4, Class AJ, 6.05%, 6/15/38 (a)		5,000	5,303,735
Series 2007-C1, Class AJ, 5.48%, 2/15/40		2,000	2,076,346
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)		5,000	5,366,165
Series 2007-C7, Class AJ, 6.45%, 9/15/45 (a)		5,000	5,350,185
Series 2007-C7, Class B, 6.46%, 9/15/45 (a)		871	883,023
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.56%, 10/15/18 (a)	GBP	4,189	7,156,316
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.40%, 8/27/24 (a)(b)	USD	5,000	5,025,000
RBSSP Resecuritization Trust, Series 2013-5, Class 3A1, 0.52%, 1/26/36 (a)(b)		2,345	2,057,201
Talisman Finance PLC, Series 6, Class A, 0.38%, 10/22/16 (a)	EUR	6,408	8,366,582
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.14%, 2/15/51 (a)(c)	USD	6,000	6,260,478

			133,316,206
Total Non-Agency Mortgage-Backed Securities — 53.3%			413,524,900

Preferred Securities
Capital Trusts
Banks — 3.4%
BNP Paribas SA, 7.20% (a)(b)(c)(g)		7,500	8,671,875
Fifth Third Bancorp, Series J, 4.90% (a)(g)		3,000	2,992,500
Lloyds Bank PLC, 12.00% (a)(b)(c)(g)		3,500	5,110,000

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	11

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Banks (concluded)
Wachovia Capital Trust III, 5.80% (a)(c)(g)	USD	10,000	$9,706,200

			26,480,575
Capital Markets — 2.1%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(c)(g)		6,067	5,596,808
Credit Suisse Group AG, 6.25% (a)(b)(c)(g):		1,035	1,037,484
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(g)		395	9,464,607

			16,098,899
Diversified Financial Services — 5.9%
Bank of America Corp., Series U, 5.20% (a)(c)(g)		1,750	1,640,625
Citigroup, Inc. (a)(g):
5.90% (c)		2,250	2,236,367
Series D, 5.35% (c)		3,700	3,487,553
Series K, 6.88%		75	2,015,250
General Electric Capital Corp., Series B, 6.25% (a)(c)(g)		5,000	5,550,000
JPMorgan Chase & Co. (a)(g):
Series Q, 5.15% (c)		5,500	5,200,800
Series V, 5.00%		2,500	2,473,540
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)(c)		10,000	11,425,000
Morgan Stanley (a)(g):
6.88%		100	2,661,000
Series H, 5.45% (c)		3,644	3,648,555
Societe Generale SA, 6.00% (a)(b)(g)		5,540	5,332,250

			45,670,940
Insurance — 8.4%
The Allstate Corp., 5.75%, 8/15/53 (a)(c)		2,000	2,151,250
American International Group, Inc., 8.18%, 5/15/68 (a)(c)		4,500	6,215,625
AXA SA, 6.46% (a)(b)(c)(g)		10,000	10,675,000
Genworth Holdings, Inc., 6.15%, 11/15/66 (a)(c)		10,000	9,100,000
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(c)		14,000	16,590,000
Prudential Financial, Inc., 5.63%, 6/15/43 (a)(c)		6,000	6,420,000
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)(c)		6,000	6,450,000
Voya Financial, Inc., 5.65%, 5/15/53 (a)(c)		1,090	1,109,075
Capital Trusts	Par (000)		Value
Insurance (concluded)
XL Group PLC, Series E, 6.50% (a)(c)(g)	USD	6,500	$6,370,000

			65,080,950
Oil, Gas & Consumable Fuels — 1.1%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)(c)		5,020	4,869,400
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(c)		3,248	3,649,940

			8,519,340
Total Capital Trusts — 20.9%			161,850,704

Preferred Stocks		Shares
Aerospace & Defense — 0.4%
United Technologies Corp., 0.00% (i)		50,000	2,966,000
Capital Markets — 0.1%
SCE Trust III, 5.75% (a)(g)		23,730	614,370
Real Estate Investment Trusts (REITs) — 1.8%
Firstar Realty LLC, 8.88% (b)(g)		10,000	12,496,875
SunTrust Real Estate Investment Corp., 9.00% (b)(g)		15	1,816,903

			14,313,778
Total Preferred Stocks — 2.3%			17,894,148
Total Preferred Securities — 23.2%			179,744,852
Total Long-Term Investments (Cost — $1,349,615,807) — 178.6%			1,385,718,425

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (j)(k)		30,609,340	30,609,340
Total Short-Term Securities (Cost — $30,609,340) — 3.9%			30,609,340

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Value
Options Purchased (Cost — $10,976) — 0.0%	14,531
Total Investments Before Options Written (Cost — $1,380,236,123*) — 182.5%	1,416,342,296
Options Written (Premiums Received — $2,774) — (0.0)%	(3,125)
Total Investments, Net of Options Written — 182.5%	1,416,339,171
Liabilities in Excess of Other Assets — (82.5)%	(640,432,575)

Net Assets — 100.0%	$775,906,596

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,376,435,660

Gross unrealized appreciation	$46,307,654
Gross unrealized depreciation	(6,401,018)

Net unrealized appreciation	$39,906,636

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Citigroup Global Markets, Inc.	$1,983,538	—
Credit Suisse AG	$2,746,563	$(4,313)

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Amount is less than $500.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Convertible security.

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,668,292	19,941,048	30,609,340	$5,127

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

ABS	Asset-Backed Security
BA	Bankers Acceptance
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
INR	Indian Rupee
IOS	Overnight Indexed Swap
OTC	Over-the-Counter
PLN	Polish Zloty

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	13

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

REMIC	Real Estate Mortgage Investment Conduit
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.40%	5/16/13	Open	$2,764,134	$2,777,678
Barclays Capital, Inc.	0.60%	5/17/13	Open	797,000	802,858
Barclays Capital, Inc.	0.60%	5/17/13	Open	824,620	830,681
Barclays Capital, Inc.	0.60%	5/17/13	Open	952,150	959,148
Barclays Capital, Inc.	0.60%	5/21/13	Open	4,392,500	4,424,492
Barclays Capital, Inc.	0.60%	5/21/13	Open	1,891,549	1,905,326
Barclays Capital, Inc.	0.60%	5/24/13	Open	1,278,230	1,287,476
Barclays Capital, Inc.	0.60%	6/03/13	Open	326,209	328,509
Barclays Capital, Inc.	0.75%	6/12/13	Open	4,412,701	4,450,853
Barclays Capital, Inc.	0.60%	7/30/13	Open	4,812,979	4,842,418
Barclays Capital, Inc.	0.60%	7/31/13	Open	305,249	307,111
Barclays Capital, Inc.	0.60%	8/13/13	Open	997,357	1,003,216
Barclays Capital, Inc.	0.60%	8/30/13	Open	437,575	440,026
Barclays Capital, Inc.	0.65%	9/16/13	Open	806,662	811,309
Barclays Capital, Inc.	0.65%	9/16/13	Open	907,852	913,081
Barclays Capital, Inc.	0.60%	9/20/13	Open	3,061,280	3,077,352
Barclays Capital, Inc.	0.60%	9/20/13	Open	612,500	615,716
Barclays Capital, Inc.	0.60%	10/11/13	Open	223,750	224,846
Barclays Capital, Inc.	0.60%	10/11/13	Open	2,481,835	2,493,996
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	571,875	574,859
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	770,800	774,822
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	791,131	795,259
Barclays Capital, Inc.	0.60%	10/25/13	Open	201,000	201,938
Deutsche Bank Securities, Inc.	0.55%	10/30/13	Open	594,000	596,496
Deutsche Bank Securities, Inc.	0.59%	11/07/13	Open	465,000	467,035
Deutsche Bank Securities, Inc.	0.59%	11/07/13	Open	1,479,000	1,485,472
Barclays Bank PLC	0.60%	11/08/13	Open	13,877,500	13,939,024
Deutsche Bank Securities, Inc.	0.58%	11/20/13	Open	365,000	366,494
Deutsche Bank Securities, Inc.	0.60%	11/20/13	Open	1,081,000	1,085,558
Deutsche Bank Securities, Inc.	0.58%	11/21/13	Open	635,000	637,588
Deutsche Bank Securities, Inc.	0.60%	11/22/13	Open	6,155,000	6,180,851
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	2,678,000	2,688,176
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	1,077,000	1,081,093
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	648,000	650,462
Deutsche Bank Securities, Inc.	0.59%	12/16/13	Open	859,000	862,210
Deutsche Bank Securities, Inc.	0.59%	1/09/14	Open	682,000	684,280
Barclays Capital, Inc.	0.60%	1/14/14	Open	1,337,858	1,342,295
BNP Paribas Securities Corp.	0.34%	1/14/14	Open	13,719,000	13,744,784
Deutsche Bank Securities, Inc.	0.59%	1/14/14	Open	414,000	415,350
Barclays Capital, Inc.	0.65%	2/03/14	Open	1,869,145	1,875,186
Barclays Capital, Inc.	0.60%	2/04/14	Open	4,837,500	4,851,851
Deutsche Bank Securities, Inc.	0.58%	2/06/14	Open	215,000	215,610

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.55%	2/07/14	Open	$288,000	$288,770
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,502,000	1,505,534
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,127,000	1,129,652
Deutsche Bank Securities, Inc.	0.60%	3/03/14	Open	2,225,000	2,230,600
Deutsche Bank Securities, Inc.	0.58%	3/12/14	Open	658,000	659,505
Deutsche Bank Securities, Inc.	0.32%	3/20/14	Open	742,000	742,877
Deutsche Bank Securities, Inc.	0.45%	3/20/14	Open	4,902,000	4,910,150
Deutsche Bank Securities, Inc.	0.45%	3/20/14	Open	1,414,000	1,416,351
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	617,000	618,254
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	1,094,000	1,096,223
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	5,231,000	5,241,629
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,250,000	2,254,572
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	7,582,500	7,597,907
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	5,096,000	5,106,355
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,376,000	2,380,828
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	172,000	172,349
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,696,000	2,701,478
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,235,000	4,243,605
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,082,000	3,088,262
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,647,000	4,656,442
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	7,639,000	7,654,522
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,094,000	3,100,287
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,454,000	2,458,986
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,115,000	3,121,330
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,079,000	2,083,224
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	618,000	619,256
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	10,343,000	10,364,016
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,044,000	3,050,185
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	651,000	652,323
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	5,781,000	5,792,747
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,544,000	4,553,233
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,900,000	4,909,957
Barclays Capital, Inc.	0.60%	4/07/14	Open	2,885,335	2,890,913
Deutsche Bank Securities, Inc.	0.58%	4/07/14	Open	674,880	676,141
Deutsche Bank Securities, Inc.	0.50%	4/21/14	Open	1,940,000	1,942,728
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	1,317,000	1,319,032
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	1,100,000	1,101,702
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	4,230,000	4,236,543
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	2,086,000	2,089,227
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	603,000	603,933
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	4,849,000	4,856,501
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	3,345,000	3,350,174
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	2,550,000	2,553,944
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	3,735,000	3,740,777
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	273,000	273,422
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	5,704,000	5,712,823
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	7,407,000	7,418,457
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	435,000	435,710
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	652,000	653,064
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,309,000	1,311,135

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	15

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	$6,318,000	$6,328,306
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,483,000	1,485,419
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	378,000	378,617
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	2,533,000	2,537,132
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	667,000	668,088
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	348,000	348,568
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	667,000	668,088
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	653,000	654,065
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	626,000	627,021
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	297,000	297,484
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	624,000	625,018
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,480,000	1,482,414
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	4,524,000	4,531,380
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	632,000	633,031
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	633,000	634,033
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	727,000	728,186
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	359,000	359,586
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	882,000	883,439
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	579,000	579,944
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	588,000	588,959
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,855,000	1,858,026
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	602,000	602,982
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	974,000	975,589
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,515,000	1,517,471
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	2,957,000	2,961,824
Deutsche Bank Securities, Inc.	0.40%	5/05/14	Open	4,524,000	4,528,373
Deutsche Bank Securities, Inc.	0.55%	5/05/14	Open	1,015,000	1,016,349
Deutsche Bank Securities, Inc.	0.55%	5/05/14	Open	186,000	186,247
Deutsche Bank Securities, Inc.	0.55%	5/05/14	Open	1,495,000	1,496,987
Barclays Capital, Inc.	0.45%	5/07/14	Open	2,528,000	2,530,718
Barclays Capital, Inc.	0.55%	5/07/14	Open	3,248,000	3,252,268
Deutsche Bank Securities, Inc.	0.60%	5/12/14	Open	1,095,000	1,096,478
Deutsche Bank Securities, Inc.	0.55%	5/13/14	Open	2,865,000	2,868,458
Deutsche Bank Securities, Inc.	0.56%	5/13/14	Open	756,000	756,929
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	515,000	515,655
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	567,000	567,722
Deutsche Bank Securities, Inc.	0.59%	5/13/14	Open	702,000	702,909
Deutsche Bank Securities, Inc.	0.59%	5/13/14	Open	955,000	956,236
Deutsche Bank Securities, Inc.	0.59%	5/13/14	Open	911,000	912,179
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	276,000	276,363
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	264,000	264,348
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	508,000	508,669
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	617,000	617,812
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	597,000	597,786
UBS Securities LLC	0.40%	5/13/14	Open	5,061,000	5,065,442
UBS Securities LLC	0.45%	5/13/14	Open	7,397,000	7,404,305
UBS Securities LLC	0.50%	5/13/14	Open	7,707,000	7,715,456
UBS Securities LLC	0.50%	5/13/14	Open	8,271,000	8,280,075
UBS Securities LLC	0.50%	5/13/14	Open	5,837,000	5,843,404
UBS Securities LLC	0.55%	5/13/14	Open	4,748,000	4,753,731

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.55%	5/13/14	Open	$2,810,000	$2,813,392
UBS Securities LLC	0.55%	5/13/14	Open	10,300,000	10,312,432
UBS Securities LLC	0.55%	5/13/14	Open	1,815,000	1,817,191
UBS Securities LLC	0.55%	5/13/14	Open	9,085,000	9,095,965
UBS Securities LLC	0.55%	5/13/14	Open	8,988,000	8,998,848
UBS Securities LLC	0.55%	5/13/14	Open	948,000	949,144
UBS Securities LLC	0.60%	5/13/14	Open	2,713,000	2,716,572
Barclays Bank PLC	0.70%	5/14/14	Open	2,646,000	2,650,013
Barclays Bank PLC	0.85%	5/14/14	Open	1,614,000	1,616,972
Barclays Capital, Inc.	0.40%	5/14/14	Open	5,837,000	5,844,335
Barclays Capital, Inc.	0.40%	5/14/14	Open	5,942,000	5,949,725
Barclays Capital, Inc.	0.40%	5/14/14	Open	6,277,000	6,284,480
Barclays Capital, Inc.	0.45%	5/14/14	Open	5,999,000	6,006,539
Barclays Capital, Inc.	0.45%	5/14/14	Open	10,141,000	10,154,183
Barclays Capital, Inc.	0.45%	5/14/14	Open	9,120,000	9,131,856
Barclays Capital, Inc.	0.45%	5/14/14	Open	5,189,000	5,194,621
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,320,000	1,321,687
Barclays Capital, Inc.	0.60%	5/14/14	Open	6,086,000	6,093,912
Barclays Capital, Inc.	0.60%	5/14/14	Open	881,000	881,954
Barclays Capital, Inc.	0.60%	5/14/14	Open	950,000	951,235
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,479,000	2,481,148
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,129,000	2,131,537
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,483,000	1,484,928
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,222,000	1,223,536
Barclays Capital, Inc.	0.60%	5/14/14	Open	3,073,000	3,076,928
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,212,000	1,213,576
Barclays Capital, Inc.	0.60%	5/14/14	Open	793,000	794,031
Barclays Capital, Inc.	0.60%	5/14/14	Open	799,000	800,039
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,218,000	1,219,531
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,219,000	1,220,558
Deutsche Bank Securities, Inc.	0.55%	5/15/14	Open	1,473,000	1,474,755
Deutsche Bank Securities, Inc.	0.55%	5/15/14	Open	1,527,000	1,528,820
Deutsche Bank Securities, Inc.	0.55%	5/15/14	Open	1,293,000	1,294,541
Deutsche Bank Securities, Inc.	0.55%	5/15/14	Open	1,361,000	1,362,622
Barclays Bank PLC	0.25%	5/23/14	Open	2,906,000	2,907,332
Barclays Bank PLC	0.25%	5/23/14	Open	4,288,000	4,289,965
Barclays Bank PLC	0.25%	5/23/14	Open	2,203,000	2,204,010
Barclays Bank PLC	0.70%	5/23/14	Open	10,050,000	10,062,898
Barclays Bank PLC	0.75%	5/23/14	Open	2,393,000	2,396,290
Deutsche Bank Securities, Inc.	0.55%	6/02/14	Open	1,280,000	1,281,173
Deutsche Bank Securities, Inc.	0.55%	6/02/14	Open	2,193,000	2,195,010
Deutsche Bank Securities, Inc.	0.55%	6/02/14	Open	759,000	759,696
Deutsche Bank Securities, Inc.	0.55%	6/02/14	Open	2,036,000	2,037,866
Barclays Capital, Inc.	0.60%	6/05/14	Open	1,037,177	1,038,163
Barclays Capital, Inc.	0.60%	6/06/14	Open	657,352	657,965
Deutsche Bank Securities, Inc.	0.58%	6/06/14	Open	636,000	636,574
Barclays Capital, Inc.	0.60%	6/16/14	Open	300,000	300,225
Barclays Capital, Inc.	0.60%	6/16/14	Open	2,038,000	2,039,529
Barclays Capital, Inc.	0.60%	6/16/14	Open	1,166,000	1,166,875
Barclays Capital, Inc.	0.60%	6/16/14	Open	892,000	892,669

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	17

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	6/16/14	Open	$565,000	$565,424
Barclays Capital, Inc.	0.60%	6/16/14	Open	520,000	520,390
Barclays Capital, Inc.	0.60%	6/16/14	Open	3,471,000	3,473,603
Barclays Capital, Inc.	0.60%	6/16/14	Open	692,000	692,519
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	1,764,000	1,765,127
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	233,000	233,149
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	124,000	124,079
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	200,000	200,128
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	181,000	181,116
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	255,000	255,163
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	259,000	259,166
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	269,000	269,172
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	88,000	88,056
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	59,000	59,038
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	97,000	97,062
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	147,000	147,094
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	108,000	108,069
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	260,000	260,166
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	952,000	952,608
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	208,000	208,133
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	374,000	374,239
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	134,000	134,086
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	89,000	89,057
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	687,000	687,439
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	269,000	269,172
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	391,000	391,250
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	157,000	157,100
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	242,000	242,155
Deutsche Bank Securities, Inc.	0.59%	6/20/14	Open	253,000	253,162
Barclays Capital, Inc.	(1.75)%	6/25/14	Open	1,446,250	1,443,649
Deutsche Bank Securities, Inc.	0.59%	6/27/14	Open	407,000	407,233
BNP Paribas Securities Corp.	1.15%	7/07/14	8/07/14	9,908,000	9,915,936
Barclays Capital, Inc.	1.40%	7/08/14	8/08/14	9,057,000	9,065,468
BNP Paribas Securities Corp.	1.15%	7/08/14	8/11/14	10,355,000	10,362,625
Barclays Capital, Inc.	1.40%	7/10/14	8/11/14	12,878,000	12,889,034
Barclays Capital, Inc.	1.40%	7/10/14	8/11/14	4,368,000	4,371,744
Barclays Capital, Inc.	0.60%	7/11/14	Open	438,000	438,153
Barclays Capital, Inc.	1.40%	7/21/14	8/21/14	2,534,000	2,535,087
Barclays Capital, Inc.	1.40%	7/21/14	8/21/14	10,071,000	10,075,321
Deutsche Bank Securities, Inc.	0.55%	7/22/14	Open	3,037,114	3,037,578
Deutsche Bank Securities, Inc.	0.55%	7/23/14	Open	2,523,000	2,523,347
Barclays Capital, Inc.	1.40%	7/24/14	8/25/14	22,467,000	22,473,123
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	954,000	954,214
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	1,009,000	1,009,226
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	799,000	799,179
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	831,000	831,187
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	969,000	969,217
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	1,675,000	1,675,376
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	2,097,000	2,097,471
BNP Paribas Securities Corp.	1.15%	7/24/14	8/25/14	995,000	995,223

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	1.15%	7/24/14	8/26/14	$788,000	$788,171
JPMorgan Securities LLC	1.30%	7/24/14	8/25/14	3,075,000	3,075,780
JPMorgan Securities LLC	1.40%	7/24/14	8/25/14	9,490,000	9,492,591
Deutsche Bank Securities, Inc.	0.55%	7/28/14	Open	416,000	416,025
Deutsche Bank Securities, Inc.	0.60%	7/28/14	Open	2,303,000	2,303,154
Deutsche Bank Securities, Inc.	0.60%	7/28/14	Open	2,475,000	2,475,165
Deutsche Bank Securities, Inc.	0.58%	7/30/14	Open	3,238,000	3,238,104
Deutsche Bank Securities, Inc.	0.59%	7/30/14	Open	855,000	855,028
Deutsche Bank Securities, Inc.	0.60%	7/30/14	Open	1,421,250	1,421,297
Deutsche Bank Securities, Inc.	0.58%	7/31/14	Open	625,000	625,010
Total				$619,777,799	$620,824,473

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(61)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$7,248,992	$12,235
(300)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$37,382,813	(4,189)
(134)	U.S. Treasury Long Bond	Chicago Board of Trade	September 2014	$18,412,437	(191,359)
(124)	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	$18,704,625	(75,736)
Total					$(259,049)

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	19

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Forward foreign currency exchange contracts outstanding as of July 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
TRY	420,156	USD	200,000	Bank of America N.A.	8/18/14	$(4,644)
TRY	429,306	USD	200,000	Bank of America N.A.	8/18/14	(390)
USD	400,000	TRY	858,674	Bank of America N.A.	8/18/14	751
TRY	876,020	USD	400,000	Bank of America N.A.	9/22/14	4,290
USD	400,000	TRY	861,776	Bank of America N.A.	9/22/14	2,283
BRL	1,833,200	USD	800,000	Bank of America N.A.	9/23/14	(3,351)
BRL	913,600	USD	400,000	Bank of America N.A.	9/23/14	(2,979)
INR	24,440,000	USD	400,000	Bank of America N.A.	9/23/14	(1,520)
INR	24,384,000	USD	400,000	Bank of America N.A.	9/23/14	(2,433)
USD	400,000	BRL	906,400	Bank of America N.A.	9/23/14	6,108
USD	800,000	BRL	1,837,600	Bank of America N.A.	9/23/14	1,438
USD	400,000	INR	24,320,000	Bank of America N.A.	9/23/14	3,477
USD	400,000	INR	24,472,000	Bank of America N.A.	9/23/14	999
USD	400,000	ZAR	4,331,440	Bank of America N.A.	9/23/14	(625)
PLN	2,510,023	EUR	600,000	Bank of America N.A.	10/01/14	(2,092)
USD	9,957,976	EUR	7,361,000	Bank of America N.A.	10/21/14	98,630
USD	38,705,246	GBP	22,652,000	Bank of America N.A.	10/21/14	486,868
Total						$586,810

•	Exchange-traded options purchased as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Eurodollar 2-Year Mid-Curve Option	Put	USD 98.25	9/12/14	25	$14,531

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Eurodollar 2-Year Mid-Curve Option	Put	USD 97.88	9/12/14	25	$(3,125)

•	OTC credit default swaps – buy protection outstanding as of July 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Received	Unrealized Appreciation
United Mexican States	1.00%	Deutsche Bank AG	9/20/19	USD 672	$(5,709)	$(10,577)	$4,868
Federal Republic of Brazil	1.00%	Deutsche Bank AG	9/20/19	USD 600	$(15,877)	$(15,877)	—
Russian Federation	1.00%	Deutsche Bank AG	9/20/19	USD 600	$(36,908)	$(36,908)	—
Total							$4,868

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	OTC credit default swaps – sold protection outstanding as of July 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD 10,000	$664,443	$(586,672)	$1,251,115

•	OTC interest rate swaps outstanding as of July 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
11.15%[3]	1-Day OIS	Deutsche Bank AG	N/A	1/04/16	BRL 15,296	$247	$(249)	$496
7.23%[3]	3-Month BA	Citibank N.A.	6/19/15[4]	6/19/16	ZAR 12,667	1,451	—	1,451
7.20%[3]	3-Month BA	Deutsche Bank AG	6/22/15[4]	6/22/16	ZAR 25,333	2,139	—	2,139
11.46%[3]	1-Day OIS	Deutsche Bank AG	N/A	1/02/17	BRL 6,266	(2,065)	(197)	(1,868)
11.29%[3]	1-Day OIS	Bank of America N.A.	N/A	1/02/17	BRL 1,998	(4,146)	(24)	(4,122)
Total						$(2,374)	$(470)	$(1,904)

[1] Using Standard & Poor’s rating of the underlying securities of the index.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
[3] Trust pays the floating rate and receives the fixed rate.
[4] Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	21

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$203,369,261	$13,424,233	$216,793,494
Corporate Bonds	—	487,536,843	4,459,844	491,996,687
Floating Rate Loan Interests	—	47,081,454	25,010,403	72,091,857
Foreign Agency Obligations	—	11,566,635	—	11,566,635
Non-Agency Mortgage-Backed Securities	—	386,196,298	27,328,602	413,524,900
Preferred Securities	$17,721,227	162,023,625	—	179,744,852
Short-Term Securities	30,609,340	—	—	30,609,340
Options Purchased:
Interest rate contracts	14,531	—	—	14,531

Total	$48,345,098	$1,297,774,116	$70,223,082	$1,416,342,296

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,255,983	—	$1,255,983
Foreign currency exchange contracts	—	604,844	—	604,844
Interest rate contracts	$12,235	4,086	—	16,321
Liabilities:
Foreign currency exchange contracts	—	(18,034)	—	(18,034)
Interest rate contracts	(274,409)	(5,990)	—	(280,399)

Total	$(262,174)	$1,840,889	—	$1,578,715

[1] Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

22	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$449,326	—	—	$449,326
Cash pledged for financial futures contracts	1,085,000	—	—	1,085,000
Cash pledged as collateral for reverse repurchase agreements	530,000	—	—	530,000
Foreign currency at value	18,086	—	—	18,086
Liabilities:
Cash received as collateral for OTC derivatives	—	$(660,000)	—	(660,000)
Cash received as collateral for reverse repurchase agreements	—	(2,862,000)	—	(2,862,000)
Reverse repurchase agreements	—	(620,824,473)	—	(620,824,473)

Total	$2,082,412	$(624,346,473)	—	$(622,264,061)

As of October 31, 2013, the Trust valued certain equity securities using unadjusted price quotations from an exchange. As of July 31, 2014, the Trust used other observable inputs in determining the value of the same securities. As a result, investments with a beginning of period value of $14,190,054 transferred from Level 1 to Level 2 in the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Unfunded Loan Commitments (Liabilities)	Total
Assets:
Opening Balance, as of October 31, 2013	$67,811,145	—	$18,805,204	$16,556,311	$(1,224)	$103,171,436
Transfers into Level 3	—	—	1,093,161	—	—	1,093,161
Transfers out of Level 3[1]	(51,034,039)	—	(470,436)	(4,688,500)	—	(56,192,975)
Accrued discounts/premiums	23,569	—	12,764	219,185	—	255,518
Net realized gain (loss)	438,951	—	19,469	(67,845)	—	390,575
Net change in unrealized appreciation/depreciation[2]	(375,062)	$165,985	(25,850)	1,574,361	1,224	1,340,658
Purchases	3,430,944	4,293,859	21,397,115	14,493,250	—	43,615,168
Sales	(6,871,275)	—	(15,821,024)	(758,160)	—	(23,450,459)

Closing Balance, as of July 31, 2014	$13,424,233	$4,459,844	$25,010,403	$27,328,602	—	$70,223,082

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014[2]	$(393,119)	$165,985	$4,749	$1,574,361	—	$1,351,976

[1]

As of October 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $56,917,919 transferred from Level 3 to Level 2 in the disclosure hierarchy.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014	23

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

24	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: September 25, 2014